Pension and Other Benefit Programs - Benefit Obligations, Assets, Funded Status and Balance Sheet Impacts Associated with Pension and Postretirement Medical Benefit Plans based upon Actuarial Valuations (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Fair value of plans' assets
Beginning fair value	$ 13,021
Contributions	380
Ending fair value	13,459	$ 13,021
Amounts recognized in the balance sheet
Non-current liabilities	(2,712)	(3,281)
Net balance sheet liability	(2,650)
Pension Plans
Projected benefit obligations
Beginning obligations	(14,532)	(14,480)
Service cost	(350)	(368)	$ (318)
Interest cost	(489)	(447)	(458)
Actuarial gain	416	343
Plan amendments and other	(12)	(22)
Defined Benefit Plan, Benefit Obligation, Benefits Paid	467	442
Ending obligations	(14,500)	(14,532)	(14,480)
Fair value of plans' assets
Beginning fair value	12,325	10,401
Actual return on plan assets	579	1,056
Contributions	335	1,348
Defined Benefit Plan, Plan Assets, Benefits Paid	467	442
Expenses and other	(44)	(38)
Ending fair value	12,728	12,325	10,401
Underfunded status of the plans	(1,772)	(2,207)
Amounts recognized in the balance sheet
Non-current assets	113	70
Current liabilities	(51)	(46)
Non-current liabilities	(1,834)	(2,231)
Net balance sheet liability	(1,772)	(2,207)
Postretirement Medical Plans
Projected benefit obligations
Beginning obligations	(1,746)	(1,759)
Service cost	(10)	(11)	(11)
Interest cost	(60)	(56)	(61)
Actuarial gain	166	42
Plan amendments and other	(10)	(9)
Defined Benefit Plan, Benefit Obligation, Benefits Paid	51	47
Ending obligations	(1,609)	(1,746)	(1,759)
Fair value of plans' assets
Beginning fair value	696	614
Actual return on plan assets	34	61
Contributions	45	61
Defined Benefit Plan, Plan Assets, Benefits Paid	51	47
Expenses and other	(7)	(7)
Ending fair value	731	696	$ 614
Underfunded status of the plans	(878)	(1,050)
Amounts recognized in the balance sheet
Non-current assets	0	0
Current liabilities	0	0
Non-current liabilities	(878)	(1,050)
Net balance sheet liability	$ (878)	$ (1,050)